UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, CT 06759

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Fred Shahrabani
Title:                Chief Compliance Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:

/s/ Fred Shahrabani                Litchfield, CT             May 14, 2007
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total:     200,690
                                            (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                           As of 3/31/07

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
ACE LTD                       ORD            G0070K103    2,748       48,156 SH          SOLE                      48,156
ARCH CAP GROUP LTD            ORD            G0450A105    9,323      136,687 SH          SOLE                     136,687
IPC HLDGS LTD                 COM            G4933P101    1,093       37,900 SH          SOLE                      37,900
LAZARD LTD                    SHS A          G54050102   12,978      258,634 SH          SOLE                     258,634
AETNA INC NEW                 COM            00817Y108   11,990      273,807 SH          SOLE                     273,807
ANNALY CAP MGMT INC           COM            035710409   15,795    1,020,331 SH          SOLE                   1,020,331
ANWORTH MORTGAGE ASSET CP     COM            037347101   13,647    1,396,798 SH          SOLE                   1,396,798
BERKLEY W R CORP              COM            084423102    6,412      193,607 SH          SOLE                     193,607
BLOCK H & R INC               COM            093671105    8,366      397,600     Put     SOLE                     397,600
COAST FINL HLDGS INC          COM            190354100    1,152      166,908 SH          SOLE                     166,908
DOWNEY FINL CORP              COM            261018105   14,424      223,492 SH          SOLE                     223,492
EGL INC                       COM            268484102    3,963      100,000     Call    SOLE                     100,000
EGL INC                       COM            268484102    3,963      100,000     Put     SOLE                     100,000
ELAN PLC                      ADR            284131208    7,177      540,000     Call    SOLE                     540,000
FIRSTFED FINL CORP            COM            337907109   16,632      292,663 SH          SOLE                     292,663
GENESIS LEASE LTD             ADR            37183T107    4,551      174,020 SH          SOLE                     174,020
GOLDMAN SACHS GROUP INC       COM            38141G104    6,199       30,000     Put     SOLE                      30,000
GRUBB & ELLIS CO              COM PAR $0.01  400095204    9,237      786,166 SH          SOLE                     786,166
LUMINENT MTG CAP INC          COM            550278303   11,355    1,270,096 SH          SOLE                   1,270,096
MFA MTG INVTS INC             COM            55272X102   17,899    2,324,528 SH          SOLE                   2,324,528
MERUELO MADDUX PROPERTIES INC COM            590473104    1,134      129,554 SH          SOLE                     129,554
PHARMACYCLICS INC             COM            716933106    2,678    1,006,711 SH          SOLE                   1,006,711
PROASSURANCE CORP             COM            74267C106    5,115      100,000 SH          SOLE                     100,000
REALOGY CORP                  COM            75605E100    3,257      110,000 SH          SOLE                     110,000
TECHNICAL OLYMPIC USA INC     COM            878483106        4        1,000     Call    SOLE                       1,000
TECHNICAL OLYMPIC USA INC     COM            878483106    2,808      703,668 SH          SOLE                     703,668
WORLD ACCEP CORP DEL          COM            981419104    6,792      170,000     Call    SOLE                     170,000
